Business Combinations - Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired (Details) - USD ($) $ in Thousands						1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 18, 2022	Nov. 16, 2021	Oct. 04, 2021	Jun. 22, 2021	Apr. 19, 2021	Jun. 30, 2021	Sep. 30, 2019	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023	Jun. 30, 2020	Jun. 30, 2019
Business Acquisition [Line Items]
Cash			$ 14,000
Stock								$ 10,521	$ 10,521	$ 25,831
Net Liability					$ 5,900
Assets acquired
Goodwill, Total						$ 109,895			$ 154,951	109,895	$ 29,666	$ 87,123	$ 87,113
Vinesse, LLC
Business Acquisition [Line Items]
Cash			14,000
Accrued other			600
Contingent consideration			2,400
Business Combination Fair Value Of Consideration, Total			17,000
Assets acquired
Fixed assets			121
Inventories			2,502
Customer relationships			3,700
Trademarks			1,200
Total identifiable assets acquired			7,523
Goodwill, Total			$ 9,477
ACE Cider
Business Acquisition [Line Items]
Cash		$ 46,880
Accrued other		60
Contingent consideration		500
Business Combination Fair Value Of Consideration, Total		47,440
Assets acquired
Fixed assets		4,205
Inventories		1,350
Customer relationships		14,300
Trademarks		6,600
Deferred tax Liability		(6,554)
Total identifiable assets acquired		19,901
Goodwill, Total		$ 27,539
Meier's Wine Cellars, Inc
Business Acquisition [Line Items]
Cash	$ 12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Notes payable	2,682
Business Combination Fair Value Of Consideration, Total	27,796
Assets acquired
Accounts receivable	3,669
Fixed assets	12,859
Inventories	4,280
Customer relationships	6,400
Trademarks	700
Other assets	356
Deferred tax Liability	(6,033)
Total identifiable assets acquired	19,549
Goodwill, Total	$ 8,247
Sommelier
Business Acquisition [Line Items]
Cash				$ 8,000		8,000
Contingent consideration				4,000		4,000				4,000
Business Combination Fair Value Of Consideration, Total				12,000		12,000				12,000
Assets acquired
Customer relationships				1,500		1,500				1,500
Sommelier relationships				1,000		1,000				1,000
Trademarks				600		600				600
Accrued liabilities				(92)		(92)				(92)
Total identifiable assets acquired				3,008		3,008				3,008
Goodwill, Total				$ 8,992		$ 8,992				$ 8,992
Kunde Vineyards and Winery
Business Acquisition [Line Items]
Cash					21,464
Notes payable					11,668
Stock					25,831
Business Combination Fair Value Of Consideration, Total					58,963
Net Liability					(5,900)
Amount of estimated consideration					53,000
Business Combination Fair Value of Consideration Net, Total					53,063
Assets acquired
Accounts receivable					858
Inventories					20,300
Land					3,351
Buildings					15,524
Winery equipment					5,976
Customer relationships					3,300
Trademarks					3,500
Winery Use Permit					1,250
Current liabilities					(4,562)
Deferred tax Liability					(10,007)
Total identifiable assets acquired					39,490
Goodwill, Total					13,573
Owen Roe Vineyards and Winery
Business Acquisition [Line Items]
Cash							$ 15,131
Contingent consideration							1,000
Amount of estimated consideration							16,131
Assets acquired
Inventories							7,189
Land							1,845
Vineyards							1,465
Buildings							2,852
Winery equipment							2,250
Trademarks							320
Library wines contracts							200
Total identifiable assets acquired							16,121
Goodwill, Total							$ 10
Previously Reported [Member] | Kunde Vineyards and Winery
Assets acquired
Deferred tax Liability					(10,214)
Total identifiable assets acquired					39,283
Goodwill, Total					$ 13,780